PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property And Equipment
Property, Plant and Equipment
Furniture and fixtures	5 years

Computer and office equipment	5 years

	December 31, 2017	December 31, 2016
Equipment	$27,119	$84,716
Furniture & Fixtures	6,641	29,647
Less: Accumulated Depreciation	(29,041)	(106,036)
Net Fixed Assets	$4,719	$8,327